Stock Based Compensation	12 Months Ended
Dec. 31, 2011
Disclosure Text Block
Stock Based Compensation

NOTE 17 STOCK-BASED COMPENSATION

TDS Consolidated

The following table summarizes stock-based compensation expense recognized during 2011, 2010 and 2009:

Year Ended December 31,	2011	2010	2009
(Dollars in thousands)
Stock option awards	$20,443	$18,623	$17,075
Restricted stock unit awards	14,905	14,781	13,823
Deferred compensation matching stock unit awards	124	269	281
Employee stock purchase plans	485	566	471
Awards under Non-employee Director compensation plan	880	889	836
Total stock-based compensation, before income taxes	36,837	35,128	32,486
Income tax benefit	(13,862)	(13,288)	(12,228)
Total stock-based compensation expense, net of income taxes	$22,975	$21,840	$20,258

At December 31, 2011, unrecognized compensation cost for all stock-based compensation awards was $37.8 million and is expected to be recognized over a weighted average period of 1.8 years.

The following table provides a summary of the stock-based compensation expense included in the Consolidated Statement of Operations for the years ended:

December 31,	2011	2010	2009
(Dollars in thousands)
Selling, general and administrative expense	$33,949	$32,838	$30,036
Cost of services and products	2,888	2,290	2,450
Total stock-based compensation	$36,837	$35,128	$32,486

TDS' tax benefits realized from the exercise of stock options and other awards totaled $6.5 million in 2011.

TDS (excluding U.S. Cellular)

The information in this section relates to stock-based compensation plans using the equity instruments of TDS. Participants in these plans are employees of TDS Corporate and TDS Telecom and Non-employee Directors of TDS, although U.S. Cellular employees were eligible to participate in the TDS Employee Stock Purchase Plan before it was terminated in 2011. Information related to plans using the equity instruments of U.S. Cellular are shown in the U.S. Cellular section following the TDS section.

Under the TDS 2004 Long-Term Incentive Plan, TDS granted fixed and performance based incentive and non-qualified stock options, restricted stock, restricted stock units, and deferred compensation stock unit awards to key employees. On January 13, 2012, TDS shareholders approved Amendments to the Restated Certificate of Incorporation of TDS which included both; a Share Consolidation Amendment, and adoption of the TDS 2011 Long-Term Incentive Plan, which replaced the TDS 2004 Long-Term Incentive Plan for grants going forward. Under the TDS 2011 Long-Term Incentive Plan, TDS may grant fixed and performance based incentive and non-qualified stock options, restricted stock, restricted stock units, and deferred compensation stock unit awards to key employees. See Note 21—Subsequent Events for additional information.

As a result of the effectiveness of the Share Consolidation Amendment on January 24, 2012, there are no longer any Special Common Shares authorized or outstanding. As a result, outstanding awards under the TDS 2004 Long-Term Incentive Plan were adjusted to reflect the reclassification, and such awards will be settled only in Common Shares. Such adjustment was made consistent with the share consolidation.

TDS had reserved 1,955,000 Common Shares and 8,999,000 Special Common Shares at December 31, 2011 for equity awards granted and to be granted under the TDS 2004 Long-Term Incentive Plan. At December 31, 2011 the only types of awards outstanding are fixed non-qualified stock option awards, restricted stock unit awards, and deferred compensation stock unit awards. As of December 31, 2011, there were no shares reserved under any employee stock purchase plan, since this plan was terminated in the fourth quarter of 2011. The maximum number of TDS Common Shares and TDS Special Common Shares that could have been issued to employees under all stock-based compensation plans in effect at December 31, 2011 was 1,955,000 and 8,999,000 shares, respectively. Following the Share Consolidation Amendment and the adoption of the TDS 2011 Long-Term Incentive Plan, TDS had reserved 6,000,000 Common Shares under the TDS 2011 Long-Term Incentive Plan and 8,055,000 under the TDS 2004 Long-Term Incentive Plan. Although 8,055,000 are reserved under the TDS 2004 Long-Term Incentive Plan, only up to 7,895,000 Common Shares are expected to be issued under the TDS 2004 Long-Term Incentive Plan. Any shares reserved for the TDS 2004 Long-Term Incentive Plan that are not required to satisfy outstanding rewards under the 2004 Long-Term Incentive Plan are not available for further issuance, except for 100,000 Common Shares reserved for issuance for annual bonus deferrals and related employer match awards for calendar years commencing prior to January 1, 2013.

TDS has also created a Non-Employee Directors' compensation plan under which it has reserved 55,000 TDS Special Common Shares as of December 31, 2011 for issuance as compensation to members of the Board of Directors who are not employees of TDS. Following the Share Consolidation Amendment TDS has reserved 55,000 Common Shares for issuance under this plan.

TDS uses treasury stock to satisfy requirements for shares issued pursuant to its various stock-based compensation plans.

Long-Term Incentive Plan—Stock Options—Stock options granted to key employees are exercisable over a specified period not in excess of ten years. Stock options generally vest over periods up to three years from the date of grant. Stock options outstanding at December 31, 2011 expire between 2012 and 2021. However, vested stock options typically expire 30 days after the effective date of an employee's termination of employment for reasons other than retirement. Employees who leave at the age of retirement have 90 days (or one year if they satisfy certain requirements) within which to exercise their vested stock options. The exercise price of options equals the market value of TDS common stock on the date of grant.

TDS estimated the fair value of stock options granted in 2011, 2010 and 2009 using the Black-Scholes valuation model and the assumptions shown in the table below:

	2011	2010	2009
Expected life	5.5 Years	5.3 Years	5.1 Years
Expected annual volatility rate	37.6%	37.8%	43.0%
Dividend yield	1.6%	1.7%	1.6%
Risk-free interest rate	2.1%	2.1%	2.5%
Estimated annual forfeiture rate	3.0%	3.0%	1.9%

The fair value of options is recognized as compensation cost using an accelerated attribution method over the requisite service periods of the awards, which is generally the vesting period.

Until the time of the effectiveness of the Share Consolidation Amendment on January 24, 2012, any employee with stock options granted prior to the date of the TDS Special Common Share dividend on May 13, 2005, received one Common Share and one Special Common Share per tandem option exercised. Each tandem option was exercisable at its original exercise price. As a result of the Share Consolidation Amendment each Special Common Share was reclassified as a Common Share on a one-for-one basis and each Common Share was reclassified as 1.087 Common Shares. Consequently, each tandem option was adjusted to reflect the reclassification into 2.087 Common Shares upon exercise and the exercise price of the award was also adjusted to 1/2.087 of the original exercise price of the award.

Any employee with TDS stock options granted after May 13, 2005 was entitled to receive one Special Common Share per option exercised. As a result of the Share Consolidation Amendment each Special Common option was reclassified into one Common Share option. The reclassification did not change the exercise price of these awards.

A summary of TDS stock options (total and portion exercisable) and changes during the three years ended December 31, 2011, is presented in the tables and narrative below. The December 31, 2011 amounts in the tables below reflect the impact of the Share Consolidation Amendment to the Restated Certificate of Incorporation of TDS:

					Weighted
					Average
		Weighted	Weighted		Remaining
	Number of	Average	Average	Aggregate	Contractual
	Tandem	Exercise	Grant Date	Intrinsic	Life
Tandem Options	Options	Price	Fair Value	Value	(in years)
Outstanding at December 31, 2008	987,000	$81.03
(987,000 exercisable)		81.03
Exercised	(6,000)	49.84		$50,000
Forfeited	—	—
Expired	(80,000)	75.44
Outstanding at December 31, 2009	901,000	$81.73
(901,000 exercisable)		81.73
Exercised	(2,000)	45.53		$46,000
Forfeited	—	—
Expired	(248,000)	113.56
Outstanding at December 31, 2010	651,000	$69.60
(651,000 exercisable)		69.60
Exercised	(2,000)	53.77		$30,000
Forfeited	—	—
Expired	(78,000)	99.23
Impact of Share Consolidation	(571,000)	65.64		$158,000	2.1
Outstanding at December 31, 2011	—

					Weighted
					Average
		Weighted	Weighted		Remaining
		Average	Average	Aggregate	Contractual
	Number of	Exercise	Grant Date	Intrinsic	Life
Special Common Share Options	Options	Prices	Fair Value	Value	(in years)
Outstanding at December 31, 2008	2,614,000	$44.77
(1,428,000 exercisable)		52.59
Granted	1,399,000	26.95	$9.60
Exercised	—	—		$—
Forfeited	(68,000)	31.19
Expired	(85,000)	48.81
Outstanding at December 31, 2009	3,860,000	$38.46
(1,732,000 exercisable)		48.91
Granted	1,387,000	26.66	$8.37
Exercised	(5,000)	26.95		$17,000
Forfeited	(105,000)	29.64
Expired	(29,000)	45.16
Outstanding at December 31, 2010	5,108,000	$35.41
(2,506,000 exercisable)		43.14
Granted	1,034,000	29.94	$9.59
Exercised	(5,000)	26.95		$19,000
Forfeited	(34,000)	28.12
Expired	(79,000)	35.00
Impact of Share Consolidation	(6,024,000)	$34.38		$—	7.3
Outstanding at December 31, 2011	—

					Weighted
					Average
		Weighted	Weighted		Remaining
		Average	Average	Aggregate	Contractual
	Number of	Exercise	Grant Date	Intrinsic	Life
Common Share Options	Options	Prices	Fair Value	Value	(in years)
Outstanding at December 31, 2010	—	$—
Impact of Share Consolidation
Reclassification of Tandem Options	1,192,000	31.45
Reclassification of Special Common Options	6,024,000	34.38
Outstanding at December 31, 2011	7,216,000	$33.89		$373,000	6.5
(4,865,000 exercisable)		$36.67		$373,000	5.4

The aggregate intrinsic value in the tables above represents the total pre-tax intrinsic value (the difference between TDS' closing stock prices and the exercise price, multiplied by the number of in-the-money options) that was received by the option holders upon exercise or that would have been received by option holders had all options been exercised on December 31, 2011.

Long-Term Incentive Plan—Restricted Stock Units—TDS also grants restricted stock unit awards to key employees. As of December 31, 2011, each restricted stock unit outstanding was convertible into one Special Common Share upon the vesting of such restricted stock units. As a result of the Share Consolidation Amendment each outstanding restricted stock unit was reclassified and became convertible into one Common Share Award. The restricted stock unit awards currently outstanding were granted in 2010 and 2011 and will vest in December 2012 and 2013, respectively.

TDS estimates the fair value of restricted stock units by reducing the grant-date price of the Company's shares by the present value of the dividends expected to be paid on the underlying shares during the requisite service period, discounted at the appropriate risk-free interest rate, since employees are not entitled to dividends declared on the underlying shares while the restricted stock or RSU is unvested. The fair value is then recognized as compensation cost on a straight-line basis over the requisite service periods of the awards, which is generally the vesting period.

A summary of TDS nonvested restricted stock units and changes during the year ended December 31, 2011 is presented in the table below. The December 31, 2011 amounts in the tables below reflect the impact of the Share Consolidation Amendment to the Restated Certificate of Incorporation of TDS.

Special Common Restricted Stock Units	Number	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2010	334,000	$26.28
Granted	236,000	28.73
Vested	(179,000)	26.95
Forfeited	(2,000)	26.92
Impact of Share Consolidation	(389,000)	27.45
Nonvested at December 31, 2011	—	$—

Common Restricted Stock Units	Number	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2010	—	$—
Impact of Share Consolidation	389,000	27.45
Nonvested at December 31, 2011	389,000	$27.45

The total fair values as of the respective vesting dates of restricted stock units vested during 2011, 2010 and 2009 were $4.1 million, $4.2 million and $2.6 million, respectively. The weighted average grant date fair value of restricted stock units granted in 2011, 2010 and 2009 was $28.73, $25.53 and $26.95, respectively.

Long-Term Incentive Plan—Deferred Compensation Stock Units—Certain TDS employees may elect to defer receipt of all or a portion of their annual bonuses and to receive a company matching contribution on the amount deferred. All bonus compensation that is deferred by employees electing to participate is immediately vested and is deemed to be invested in TDS Common Share units or TDS Special Common Share units. The amount of TDS' matching contribution depends on the portion of the annual bonus that is deferred. Participants receive a 25% stock unit match for amounts deferred up to 50% of their total annual bonus and a 33% match for amounts that exceed 50% of their total annual bonus; such matching contributions also are deemed to be invested in TDS Common Share units or TDS Special Common Share units.

The total fair values of deferred compensation stock units that vested during 2011, 2010 and 2009 were $0.1 million, $0.1 million and $0.1 million, respectively. The weighted average grant date fair value of deferred compensation stock units granted in 2011, 2010 and 2009 was $28.15, $28.72 and $23.35, respectively. As of December 31, 2011, there were 186,000 vested but unissued deferred compensation stock units valued at $4.8 million.

Employee Stock Purchase Plan—The TDS 2009 Employee Stock Purchase Plan became effective January 1, 2009. All remaining shares reserved under this plan were issued and the plan was terminated in the fourth quarter of 2011, in advance of its original termination date of December 31, 2013. Under this plan, eligible employees of TDS and its subsidiaries could purchase a limited number of TDS Special Common Shares on a quarterly basis.

Under these plans, the per share cost to each participant was 85% of the market value of the Special Common Shares as of the issuance date. The employee stock purchase plans were considered compensatory plans; therefore recognition of compensation costs for stock issued under these plans was required. Compensation cost was measured as the difference between the cost of the shares to the plan participants and the fair market value of the shares on the date of issuance.

Compensation of Non-Employee Directors—TDS issued 19,000, 19,000 and 15,000 Special Common Shares under its Non-Employee Director plan in 2011, 2010 and 2009, respectively.

Dividend Reinvestment Plans (“DRIP”)—TDS had reserved 282,000 Common Shares and 242,000 Special Common Shares at December 31, 2011, for issuance under Automatic Dividend Reinvestment and Stock Purchase Plans and 70,000 Series A Common Shares for issuance under the Series A Common Share Automatic Dividend Reinvestment Plan. These plans enabled holders of TDS' Common Shares, Special Common Shares and Preferred Shares to reinvest cash dividends in Common Shares and Special Common Shares and holders of Series A Common Shares to reinvest cash dividends in Series A Common Shares. The purchase price of the shares is 95% of the market value, based on the average of the daily high and low sales prices for TDS' Common Shares and Special Common Shares on the New York Stock Exchange for the ten trading days preceding the date on which the purchase is made. These plans are considered non-compensatory plans, therefore no compensation expense is recognized for stock issued under these plans.

As a result of the Share Consolidation Amendment, the Special Common Share DRIP was terminated since there are no longer any Special Common Shares authorized or outstanding. Participants in the DRIP automatically had all shares appropriately adjusted to reflect the reclassification.

U.S. Cellular

The information in this section relates to stock-based compensation plans using the equity instruments of U.S. Cellular. Participants in these plans are employees of U.S. Cellular and Non-employee Directors of U.S. Cellular. Information related to plans using the equity instruments of TDS are shown in the previous section.

U.S. Cellular has established the following stock-based compensation plans: a long-term incentive plan and a Non-Employee Director compensation plan, and had an employee stock purchase plan that was terminated in the fourth quarter of 2011. Also, U.S. Cellular employees were eligible to participate in the TDS employee stock purchase plan before it was terminated in the fourth quarter of 2011.

Under the U.S. Cellular 2005 Long-Term Incentive Plan, U.S. Cellular may grant fixed and performance based incentive and non-qualified stock options, restricted stock, restricted stock units, and deferred compensation stock unit awards to key employees. At December 31, 2011, the only types of awards outstanding are fixed non-qualified stock option awards, restricted stock unit awards, and deferred compensation stock unit awards.

At December 31, 2011, U.S. Cellular had reserved 5,836,000 Common Shares for equity awards granted and to be granted under the 2005 Long-Term Incentive Plan. No Common Shares were reserved for issuance to employees under any employee stock purchase plan since this plan was terminated in the fourth quarter of 2011. The maximum number of U.S. Cellular Common Shares that may be issued to employees under all stock-based compensation plans in effect at December 31, 2011, was 5,836,000.

U.S. Cellular also has established a Non-Employee Director compensation plan under which it has reserved 32,000 Common Shares for issuance as compensation to members of the Board of Directors who are not employees of U.S. Cellular or TDS.

U.S. Cellular uses treasury stock to satisfy requirements for Common Shares issued pursuant to its various stock-based compensation plans.

Long-Term Incentive Plan—Stock Options—Stock options granted to key employees are exercisable over a specified period not in excess of ten years. Stock options generally vest over a period of three years from the date of grant. Stock options outstanding at December 31, 2011 expire between 2012 and 2021. However, vested stock options typically expire 30 days after the effective date of an employee's termination of employment for reasons other than retirement. Employees who leave at the age of retirement have 90 days (or one year if they satisfy certain requirements) within which to exercise their vested stock options. The exercise price of options equals the market value of U.S. Cellular Common Shares on the date of grant.

U.S. Cellular estimated the fair value of stock options granted during 2011, 2010, and 2009 using the Black-Scholes valuation model and the assumptions shown in the table below.

	2011	2010	2009
Expected life	4.3 years	0.9-8.0 years	3.9 years
Expected volatility	43.4%-44.8%	26.9%-43.9%	40.3%-44.2%
Dividend yield	0%	0%	0%
Risk-free interest rate	0.7%-2.0%	0.4%-3.1%	1.2%-2.2%
Estimated annual forfeiture rate	0.0%-7.8%	0.0%-8.4%	6.9%

The fair value of options is recognized as compensation cost using an accelerated attribution method over the requisite service periods of the awards, which is generally the vesting period.

A summary of U.S. Cellular stock options outstanding (total and portion exercisable) and changes during the three years ended December 31, 2011, is presented in the table below:

					Weighted
					Average
		Weighted	Weighted		Remaining
		Average	Average	Aggregate	Contractual
	Number of	Exercise	Grant Date	Intrinsic	Life
	Options	Price	Fair Value	Value	(in years)

Outstanding at December 31, 2008	1,626,000	$57.15
(624,000 exercisable)		51.56
Granted	748,000	34.21	$11.75
Exercised	(181,000)	34.01		$821,000
Forfeited	(130,000)	47.98
Expired	(34,000)	56.84
Outstanding at December 31, 2009	2,029,000	$51.37
(1,046,000 exercisable)		54.40
Granted	831,000	41.98	$13.75
Exercised	(317,000)	38.60		$1,555,000
Forfeited	(88,000)	44.28
Expired	(193,000)	61.50
Outstanding at December 31, 2010	2,262,000	$49.12
(1,151,000 exercisable)		$54.64
Granted	595,000	51.70	$19.42
Exercised	(173,000)	37.50		$2,099,000
Forfeited	(72,000)	45.97
Expired	(175,000)	57.05
Outstanding at December 31, 2011	2,437,000	$50.10		$4,423,000	6.9
(1,321,000 exercisable)		$53.68		$2,361,000	5.5

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the difference between U.S. Cellular's closing stock price and the exercise price multiplied by the number of in-the-money options) that was received by the option holders upon exercise or that would have been received by option holders had all options been exercised on December 31, 2011.

Long-Term Incentive Plan—Restricted Stock Units—U.S. Cellular grants restricted stock unit awards, which generally vest after three years, to key employees.

U.S. Cellular estimates the fair value of restricted stock units based on the closing market price of U.S. Cellular shares on the date of grant. The fair value is then recognized as compensation cost on a straight-line basis over the requisite service periods of the awards, which is generally the vesting period.

A summary of U.S. Cellular nonvested restricted stock units at December 31, 2011 and changes during the year then ended is presented in the table below:

	Number	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2010	752,000	$42.69
Granted	346,000	49.35
Vested	(189,000)	55.93
Forfeited	(64,000)	42.48
Nonvested at December 31, 2011	845,000	$42.48

The total fair value of restricted stock units that vested during 2011, 2010 and 2009 was $9.5 million, $4.7 million and $4.2 million, respectively, as of the respective vesting dates. The weighted average grant date fair value of restricted stock units granted in 2011, 2010 and 2009 was $49.35, $42.21 and $33.00, respectively.

Long-Term Incentive Plan—Deferred Compensation Stock Units—Certain U.S. Cellular employees may elect to defer receipt of all or a portion of their annual bonuses and to receive a company matching contribution on the amount deferred. All bonus compensation that is deferred by employees electing to participate is immediately vested and is deemed to be invested in U.S. Cellular Common Share stock units. The amount of U.S. Cellular's matching contribution depends on the portion of the annual bonus that is deferred. Participants receive a 25% match for amounts deferred up to 50% of their total annual bonus and a 33% match for amounts that exceed 50% of their total annual bonus; such matching contributions also are deemed to be invested in U.S. Cellular Common Share stock units.

The total fair value of deferred compensation stock units that vested during 2011 was less than $0.1 million. The fair value of units vested during 2010 and 2009 was $0.4 million and $0.1 million, respectively. The weighted average grant date fair value of deferred compensation stock units granted in 2011, 2010 and 2009 was $48.72, $40.76 and $33.58, respectively. As of December 31, 2011, there were 3,000 vested but unissued deferred compensation stock units valued at $0.1 million.

Employee Stock Purchase Plan—The U.S. Cellular 2009 Employee Stock Purchase Plan became effective January 1, 2009. All remaining shares reserved under this plan were issued and the plan was terminated in the fourth quarter of 2011, in advance of its original termination date of December 31, 2013. Under this plan, eligible employees of U.S. Cellular and its subsidiaries could purchase a limited number of U.S. Cellular Common Shares on a quarterly basis. U.S. Cellular employees were also eligible to participate in the TDS Employee Stock Purchase Plan before this was terminated in the fourth quarter of 2011.

Under these plans, the per share cost to participants was 85% of the market value of the U.S. Cellular Common Shares or TDS Special Common Shares as of the issuance date. The employee stock purchase plans were considered compensatory plans; therefore, recognition of compensation cost for stock issued under these plans was required. Compensation cost was measured as the difference between the cost of the shares to plan participants and the market value of the shares on the date of issuance.

Compensation of Non-Employee Directors—U.S. Cellular issued 6,600, 9,000, and 5,200 Common Shares in 2011, 2010 and 2009, respectively, under its Non-Employee Director compensation plan.